UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Churchill Management Corp.

Address:   5900 Wilshire Blvd., Suite 400
           Los Angeles, CA  90036


Form 13F File Number: 28-05029


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Eileen Holmes
Title:  Senior Vice President
Phone:  323-937-5110

Signature,  Place,  and  Date  of  Signing:

/s/ Eileen Holmes                  Los Angeles, CA                    7/19/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              62

Form 13F Information Table Value Total:  $    1,119,434
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ----------- ------ ----
ADELPHIA COMMUNICATIONS ESCROW COM            006ESC917        0       30000 SH       SOLE                      30000      0    0
ADELPHIA RECOVERY TR CVV ACC-7 COM            00685R870        0       30000 SH       SOLE                      30000      0    0
ALEXION PHARMACEUTICAL COM     COM            015351109      919        9250 SH       SOLE                       9250      0    0
AMERICAN CAP LTD COM           COM            02503Y103      806       80078 SH       SOLE                      80078      0    0
AMERICAN EXPRESS CO COM        COM            025816109     1721   29562.155 SH       SOLE                  29562.155      0    0
AMEX TECHNLGY SELCT SPDR       COM            81369y803   165993 5778694.569 SH       SOLE                5778694.569      0    0
ANSYS INC COM                  COM            03662Q105     1772       28082 SH       SOLE                      28082      0    0
APPLE INC                      COM            037833100     6453       11050 SH       SOLE                      11050      0    0
AUTOZONE INC COM               COM            053332102      399        1088 SH       SOLE                       1088      0    0
BIOGEN IDEC INC                COM            09062X103      628        4352 SH       SOLE                       4352      0    0
CERNER CORP COM                COM            156782104      446        5394 SH       SOLE                       5394      0    0
CORRECTIONS CP AM NEW COM NEW  COM            22025Y407      824       27990 SH       SOLE                      27990      0    0
D R HORTON INC                 COM            23331A109      512       27862 SH       SOLE                      27862      0    0
DOLLAR TREE STORES COM         COM            256746108      459        8540 SH       SOLE                       8540      0    0
DUALSTAR TECHNOLOGIES COM      COM            263572109        0       10000 SH       SOLE                      10000      0    0
EXXON MOBIL CORP               COM            30231G102      305    3566.335 SH       SOLE                   3566.335      0    0
FIRST HORIZN NATIONAL          COM            DCA517101        0       68793 SH       SOLE                      68793      0    0
FIRST TR MORNINGST DIV SHS     COM            336917109    17661  943953.001 SH       SOLE                 943953.001      0    0
HIBBETT SPORTS INC COM         COM            428567101      458        7940 SH       SOLE                       7940      0    0
HOT TOPIC INC                  COM            441339108      360       37197 SH       SOLE                      37197      0    0
ILINC COMMUNICATIONS INC ESCRO COM            451724983        0       15150 SH       SOLE                      15150      0    0
INTUITIVE SURGICAL INC COM NEW COM            46120E602     5323        9612 SH       SOLE                       9612      0    0
INVESTORS REAL ESTATE TR       COM            EGB730109        0       25700 SH       SOLE                      25700      0    0
ISHARES RUSSELL MIDCAP GROWTH  COM            464287481     1039       17561 SH       SOLE                      17561      0    0
ISHARES RUSSELL MIDCAP INDEX F COM            464287499     1067       10124 SH       SOLE                      10124      0    0
ISHARES RUSSELL MIDCAP VALUE I COM            464287473     1055       22781 SH       SOLE                      22781      0    0
ISHARES TR NASDQ BIO INDX      COM            464287556   112833   868247.83 SH       SOLE                  868247.83      0    0
ISHARES TR RUSSELL 1000 GROWTH COM            464287614     1059       16751 SH       SOLE                      16751      0    0
ISHARES TR RUSSELL 2000 GROWTH COM            464287648     1062       11610 SH       SOLE                      11610      0    0
ISHARES TRUST RUSSELL 2000 IND COM            464287655     1062       13352 SH       SOLE                      13352      0    0
JARDEN CORP COM                COM            471109108      846       20142 SH       SOLE                      20142      0    0
LOWES COMPANIES INC            COM            548661107      433       15219 SH       SOLE                      15219      0    0
MARRIOTT INTL INC NEW CL A     COM            571903202      391        9981 SH       SOLE                       9981      0    0
MCKESSON CORPORATION (2001)    COM            58155Q103      486    5183.061 SH       SOLE                   5183.061      0    0
MEAD JOHNSON NUTRI CO COM      COM            582839106      352        4372 SH       SOLE                       4372      0    0
MEDTRONIC INC                  COM            585055106      253        6530 SH       SOLE                       6530      0    0
OCEANIC RESEARCH & RECOVERY RE COM            67524P993        0       20000 SH       SOLE                      20000      0    0
POWERSHARES ETF TRUST DYN PHRM COM            73935x799     6792      204818 SH       SOLE                     204818      0    0
POWERSHARES QQQ TRUST UNIT SER COM            73935A104   439693 6853073.999 SH       SOLE                6853073.999      0    0
PROSHARES SHORT S&P 500        COM            74347R503     5529      151646 SH       SOLE                     151646      0    0
QUANEX BUILDING PRODUCTS CORP  COM            747619104      392       21919 SH       SOLE                      21919      0    0
QUANTA SVCS INC COM            COM            74762E102      430       17855 SH       SOLE                      17855      0    0
REGIONS FINL CORP COM          COM            7591ep100      387       57319 SH       SOLE                      57319      0    0
REYNOLDS AMERICAN INC COM      COM            761713106      412        9178 SH       SOLE                       9178      0    0
S P D R S&P 500 ETF TR EXPIRIN COM            78462F103    34031      250034 SH       SOLE                     250034      0    0
SALLY BEAUTY HOLDINGS          COM            79546e104     1063       41303 SH       SOLE                      41303      0    0
SAVI MEDIA GROUP INC COM NEW   COM            80517R207        1      120000 SH       SOLE                     120000      0    0
SPDR DOW JONES INDL AVRG ETF U COM            78467X109   236692 1842677.627 SH       SOLE                1842677.627      0    0
SPDR GOLD TRUST SHARES         COM            78463V107     1888       12166 SH       SOLE                      12166      0    0
SPDR SELECT SECTOR FUND - CONS COM            81369Y407     5314      121388 SH       SOLE                     121388      0    0
SPDR SELECT SECTOR FUND - HEAL COM            81369y209    11810      310745 SH       SOLE                     310745      0    0
STARBUCKS CORP                 COM            855244109      420        7875 SH       SOLE                       7875      0    0
TARA GOLD RESOURCES CP COM     COM            87609C105        5       12600 SH       SOLE                      12600      0    0
TORO CO COM                    COM            891092108      402        5487 SH       SOLE                       5487      0    0
ULTIMATE SOFTWARE GRP COM      COM            90385D107     2812       31621 SH       SOLE                      31621      0    0
VALSPAR CORP COM               COM            920355104      846       16112 SH       SOLE                      16112      0    0
VERISIGN INC COM               COM            92343E102      866       19885 SH       SOLE                      19885      0    0
VICOR TECHNOLOGIES INC COM     COM            92581N103        0       30000 SH       SOLE                      30000      0    0
VISA INC COM CL A              COM            92826C839    41653  336915.842 SH       SOLE                 336915.842      0    0
WHOLE FOODS MKT INC COM        COM            966837106      576        6046 SH       SOLE                       6046      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ----------- ------ ----
WILLIAMS COMPANIES             COM            969457100      429       14886 SH       SOLE                      14886      0    0
YUEXIU REAL ESTATE UNITS       COM            Y2971R104       14       28000 SH       SOLE                      28000      0    0